Cash and cash equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Investments and loan receivable
Cash deposits	$ 541.2	$ 529.7
Term deposits	369.4	9.6
Cash and cash equivalents	$ 910.6	$ 539.3	$ 197.7	$ 534.2